Income tax	12 Months Ended
Dec. 31, 2023
Income tax
Income tax

16.Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Hong Kong income tax rate is two-tiered profits tax regime, under which the tax rate is 8.25% or assessable profits on the first HK dollar 2 million and 16.5% or any assessable profits in excess of HK dollar 2 million. The payments of dividends to their shareholders are not subject to withholding tax in Hong Kong.

PRC

In accordance with the Enterprise Income Tax Law (“EIT Law”), Foreign Investment Enterprises (“FIEs”) and domestic companies are subject to Enterprise Income Tax (“EIT”) at a uniform rate of 25%. Preferential tax treatments are granted to certain entities qualified as High and New Technology Enterprises (‘‘HNTEs’’). Certain PRC subsidiaries of the Group obtained certificates of HNTEs and therefore are eligible to enjoy a preferential tax rate of 15% for three years, provided that they are qualified as HNTEs during such periods. The management expects that all the criteria to utilize this preferential tax treatment can be satisfied for the relevant annual tax filing during such periods. Accordingly, a preferential tax rate of 15% were applied for these entities, and other subsidiaries and VIEs of the Group in the PRC are subject to a uniform income tax rate of 25% for all periods presented.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

Composition of income tax benefits:

	For the Year
	Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current income tax	3	—	243
Deferred income tax	(585)	(918)	(271)
Total	(582)	(918)	(28)

Reconciliation of the differences between statutory income tax rate and the effective income tax rate for the years ended December 31, 2021, 2022 and 2023 are as below:

	For the Year
	Ended
	December 31,
	2021	2022	2023
Statutory EIT rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatment	(3.00)%	(10.99)%	(26.63)%
Tax effect of permanent differences	5.87%	9.95%	49.97%
Changes in valuation allowance	(27.58)%	(23.28)%	(48.24)%
Effective income tax rate	0.29%	0.68%	0.10%

The following table sets forth the effect of preferential tax:

	For the Year
	Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Tax effect of preferential tax treatment	6,140	14,855	7,210
Basic and diluted loss per share effect	0.01	0.04	0.02

Composition of deferred tax assets and liabilities:

Deferred taxes assets and liabilities arising from PRC subsidiaries and VIEs were measured using the enacted tax rates for the periods in which they are expected to be reversed. The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Net operating loss carry-forwards	235,751	244,205
Allowances of credit losses	7,412	7,649
Others	9,318	8,681
Total deferred tax assets	252,481	260,535
Less: Valuation allowance	(252,481)	(260,535)
Total deferred tax assets, net	—	—

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities
Intangible assets acquired from business combinations	3,644	3,405
Total deferred tax liabilities	3,644	3,405

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated losses, existence of taxable temporary differences and reversal periods.

The Group believed that it is more likely than not that the deferred tax assets for certain entities will not be utilized in the future given these entities had incurred net accumulated operating losses for income tax purposes since its inception. Therefore, the valuation allowances for these deferred tax assets were provided. The total valuation allowance provided were RMB252,481 and RMB260,535 as of December 31, 2022 and 2023 respectively.

Movement of valuation allowance:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	249,347	229,181	252,481
Additions	69,282	46,643	30,101
Reversals	(89,448)	(23,343)	(22,047)
Balance at end of the year	229,181	252,481	260,535